Commitments And Contingencies (Legal And Regulatory Contingencies) (Details) (USD $)	12 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 PGE Corporation And Utility [Member]	Dec. 31, 2010 PGE Corporation And Utility [Member]	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Dec. 31, 2009 Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Utility [Member]	Jun. 30, 2011 Utility [Member]	Dec. 31, 2011 Utility [Member]	Dec. 31, 2011 CPUC Investigations- Maximum Penalties Per Day [Member]	Dec. 31, 2010 San Bruno Explosion [Member]	Dec. 31, 2011 San Bruno Explosion [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2010 San Bruno Explosion [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2011 San Bruno Explosion [Member] San Mateo County Superior Court [Member] plaintiffs	Dec. 31, 2011 San Bruno Explosion [Member] Tort Lawsuits [Member] San Mateo County Superior Court [Member] lawsuits	Dec. 31, 2011 San Bruno Explosion [Member] Class Action Lawsuits [Member] San Mateo County Superior Court [Member] lawsuits
Loss Contingencies [Line Items]
Accrued legal liabilities		$ 52,000,000	$ 55,000,000	$ 277,000,000	$ 214,000,000	$ 0
Per violation penalty that may be imposed prior to the maximum statutory penalty increase										20,000
Penalty due to plat maps being misplaced	17,000,000
Per violation penalty that may be imposed subsequent to the maximum statutory penalty increase										50,000
Probable penalty amount		200,000,000
Additional costs accrued				155,000,000
Number of lawsuits															100	2
Number of plaintiffs														370
Claim provision recorded												155,000,000	220,000,000
Cumulative provision												375,000,000
Estimated possible additional loss contingency liability													225,000,000
Previously estimated maximum amount for third-party claims													400,000,000
Insurance recoveries for cost incurred related to third-party claims	22,000,000						39,000,000	60,000,000	99,000,000
Estimated maximum amount for third-party claims for San Bruno											600,000,000
Utility liability insurance for damages				992,000,000
Utility liability insurance deductible				$ 10,000,000